Term Loan (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Term Loan
Schedule of future maturities

Future maturities of the Term Loan as of September 30, 2019 are as follows (in thousands):

Remainder of the year	$—
2020	1,528
2021	1,667
2022	1,667
2023	138
Total	5,000
Less: current portion of term loan	(1,250)
Term loan, net of current portion	$3,750

Future maturities of the Term Loan as of December 31, 2018 are as follows (in thousands):

2019	$387
2020	73
Total	460
Less: current portion of term loan	387
Term loan, net of current portion	$73